UNITED STATES
                   SECURITIES AND EXCHANGE COMMISSION
                         Washington, D.C. 20549

                                FORM N-Q

                QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
             OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number               811-21399
                                  -------------------------------------


                             The Aegis Funds
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           (Exact name of registrant as specified in charter)


          1100 N. Glebe Road, Suite 1040, Arlington, VA  22201
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           (Address of principal executive offices) (Zip code)


                          Aegis Financial Corp.
          1100 N. Glebe Road, Suite 1040, Arlington, VA  22201
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                 (Name and address of agent for service)


Registrant's telephone number, including area code:   (703) 528-7788
                                                   --------------------

Date of fiscal year end:      12/31
                        ------------------

Date of reporting period:    09/30/04
                         -----------------



Item 1.  Schedule of Investments


Aegis High Yield Fund
Schedule of Portfolio Investments
September 30, 2004
(Unaudited)


Corporate Bonds - 52.3%                  Principal Amount  Market Value
-----------------------                  ----------------  ------------

Industrial Cyclicals - 10.7%

Lyondell Chem. Sr. Sec. Deb. 9.875% 5/1/07         90,000       95,512

Resolution Performance Products
   Sr. Subord. Nt. 13.50% 11/15/10                100,000       97,500

Union Carbide Deb. 6.79% 6/1/25 (put date 6/1/05) 100,000      101,500
                                                               -------
                                                               294,512

Health Care - 3.4%

Hanger Orthopedic Group, Inc.
   Senior Notes 10.375%  2/15/09                  100,000       92,500
                                                                ------
                                                                92,500

Retail and Wholesale - 5.6%

Marsh Supermarkets Inc. Sr.
   Subord. Notes 8.875% 8/1/07                     50,000       50,750

Nash Finch Co. Sr. Subord. Notes 8.50% 5/1/08     100,000      103,375
                                                               -------
                                                               154,125

Transportation - 7.4%

Sea Containers Ltd. Sr. Notes 7.875% 2/15/08      100,000       98,500

AMERCO Inc. 2nd Lien Class A Notes 9% 3/15/09     100,000      104,500
                                                               -------
                                                               203,000

Industrial Services - 6.7%

Williams Scotsman Inc. Sr. Notes 9.875% 6/1/07    100,000       96,250

Great Lakes Dredge & Dock Corp.
   Sr. Subordinated Notes 7.75% 12/15/13          100,000       87,000
                                                               -------
                                                               183,250


Energy & Natural Resources - 5.7%

USEC Inc. Sr. Notes 6.625% 1/20/06                100,000      102,500

Trico Marine Svcs Inc. Sr. Notes 8.875% 5/15/12*  125,000       55,625
                                                               -------
                                                               158,125

Consumer Products - 5.3%

North Atl. Trading Inc. Sr. Notes 9.25% 3/1/12    150,000      144,750
                                                               -------
                                                               144,750


Technology and Communications - 7.5%

Nortel Networks Ltd. Notes 6.125% 2/15/06         100,000      102,500

Mediacom LLC Sr. Notes 8.50% 4/15/08              100,000      102,750
                                                               -------
                                                               205,250
                                                             ---------
Total Corporate Bonds - (Cost $1,436,884)                    1,435,512



Investment Companies - 4.3%                     Shares     Market Value
                                                ------     ------------
Federated Prime Obligations Fund               117,868         117,868
                                                               -------
Total Investment Companies - (Cost $117,868)                   117,868


Short-Term Investments - 39.9%                Principal        Market
                                               Amount          Value
                                              ---------       --------

U.S. Treasury Bill due 10/28/04                 400,000        399,593

U.S. Treasury Bill due 2/3/05                   700,000        695,706
                                                             ---------

Total Short-Term Investments - (Cost $1,095,299)             1,095,299
                                                             ---------
Total Investments - 96.5% (Cost $2,650,051)                  2,648,679

Other Assets and Liabilities - 3.5%                             96,962
                                                             ---------
Net Assets - 100.0%                                          2,745,641
                                                             =========



* Non-income producing security due to default









ITEM 2.  CONTROLS AND PROCEDURES

(a)The registrants principal executive officer and principal financial officer have concluded that the registrant disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)There were no changes in the registrant internal controls over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrants last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting.

Item 11.  Exhibits.

(a) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.



SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Aegis Funds

By (Signature and Title)* /s/William S. Berno
William S. Berno, President

Date:  November 29, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/William S. Berno
William S. Berno, President

Date:   November 29, 2004

By (Signature and Title)* /s/Scott L. Barbee
Scott L. Barbee, Treasurer

Date:  November 29, 2004